S000015654 [Member] Annual Fund Operating Expenses - Causeway Emerging Markets Fund	Sep. 30, 2025
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.34%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.09%